General and administrative expenses (Tables)	3 Months Ended
Mar. 31, 2019
General and Administrative Expenses [Abstract]
Schedule of general and administrative expenses
	March 31, 2019	March 31, 2018
Rent	$121,875	$87,122
Office expenses	356,544	236,949
Legal and professional	505,522	264,969
Consulting fees	436,577	143,265
Investor relations	146,531	90,058
Salaries	345,626	152,854
	$1,912,675	$975,217